FORWARD PURCHASE AGREEMENT (Details Narrative) - $ / shares		6 Months Ended	12 Months Ended
	Sep. 01, 2023	Jun. 30, 2024	Dec. 31, 2023
FORWARD PURCHASE AGREEMENT
Commitment Shares issued	40,000	100,000	100,000
Redemption Price		$ 10.69	$ 10.69